Income Taxes (Details 4) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Gross deferred income tax assets:
Accounts receivable and prepayments to suppliers	$ 9,850	59,631		61,853
Inventories	1,162	7,035		23,727
Employee benefits	1,655	10,018		6,969
Accrued warranty	17,484	105,842		85,277
Property, plant and equipment	101,928	617,045		588,342
Change in fair value of derivative instruments	91	552		1,535
Net operating loss carryforwards	144,818	876,685		620,210
Investment loss	525	3,178		3,139
Provision for inventory purchase commitment	33,002	199,782		111,272
Total gross deferred income tax assets	310,515	1,879,768		1,502,324
Valuation allowance	(194,094)	(1,174,988)	(135,786)	(822,010)	(627,295)
Net deferred income tax assets	116,421	704,780		680,314
Gross deferred income tax liabilities:
Property, plant and equipment	(3,188)	(19,296)		(23,751)
Intangible assets	(1,454)	(8,804)		(9,354)
Withholding income tax	(802)	(4,856)		(6,001)
Total gross deferred income tax liabilities	(5,444)	(32,956)		(39,106)
Net deferred income tax assets	110,977	671,824		641,208
Deferred income tax assets
Current deferred income tax assets, included in prepaid expenses and other current assets	18,890	114,357		114,002
Non-current deferred income tax assets, included in other assets	95,252	576,628		548,085
Current deferred income tax liabilities, included in other current liabilities and accrued expenses	(802)	(4,856)		(6,001)
Non-current deferred income tax liabilities, included in other liabilities	(2,363)	(14,305)		(14,878)
Net deferred income tax assets	$ 110,977	671,824		641,208